Parent Only Financial Information (Details) - Schedule of Condensed Statements of Operations - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ 103,314,272	¥ 88,435,187	¥ 1,976,807
Franchise and royalty expenses	3,527,900	3,378,650	3,223,700
Other income		(337,865)
Total costs and expenses, net	106,842,172	91,475,972	5,200,507
Operating loss	(106,842,172)	(91,475,972)	(5,200,507)
Equity in loss of subsidiaries	(628,343,362)	(506,340,297)	(370,940,089)
Interest income	7,641,583	359,607
Foreign currency transaction loss	(6,944)	(125)	(3,422)
Changes in fair value of Deferred Contingent consideration	(26,106,460)
Changes in fair value of convertible notes	(58,280,908)	(4,493,605)	(5,577,001)
Changes in fair value of warrant liabilities	(83,966,126)	45,903,468
Changes in fair value of ESA derivative liabilities	19,654,006	(186,598,308)
Loss before income taxes	(876,250,383)	(742,645,232)	(381,721,019)
Income tax expenses
Net loss	¥ (876,250,383)	¥ (742,645,232)	¥ (381,721,019)